DISPOSITION OF PROPERTIES AND DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Results of Discontinued Operations
The results of discontinued operations are summarized for the years ended December 31, 2012 and 2011 as follows (in thousands):

	Years Ended
	December 31,
	2012	2011
Revenues:
Rental income	$3,132	$1,530
Gain on foreclosure	1,232	—
Interest income	—	1
Total revenues	4,364	1,531

Expenses:
Rental operating	2,444	1,239
Acquisition Costs	(10)	249
Management fees - related parties	176	108
General and administrative	367	380
Loss on property impairment	400	—
Depreciation and amortization expense	689	531
Total expenses	4,066	2,507
Income (loss) from discontinued operations	$298	$(976)

Weighted average common shares outstanding	14,886	5,652

Basic and diluted income (loss) per common share	$0.02	$(0.17)